Other current assets - Summary of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Current Assets [Abstract]
Value-added tax	$ 17,719	$ 8,801
Prepaid expenses	23,984	22,035
Proceeds receivable from sale of joint venture (Note 26)	5,950	0
Other short-term receivables	411	1,035
Total	$ 48,064	$ 31,871